Prudential National Muni Fund, Inc.
655 Broad Street
Newark, New Jersey 07102
November 6, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential National Muni Fund, Inc.
Registration numbers 002-66407 and 811-02992
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 29, 2026.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary